Basis of preparation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting policies
Basis of preparation and exchange rates

A1   Basis of preparation and exchange rates

Prudential plc (the ‘Company‘) together with its subsidiaries (collectively, the ‘Group' or ‘Prudential’) provides life and health insurance and asset management in Asia and Africa. The Group is headquartered in Hong Kong.

Basis of preparation

These consolidated financial statements have been prepared in accordance with IFRS Standards as issued by the IASB and UK-adopted international accounting standards. At 31 December 2024, there were no unadopted standards effective for the year ended 31 December 2024 which impacted the consolidated financial statements of the Group, and there were no differences between UK-adopted international accounting standards and IFRS Standards as issued by the IASB in terms of their application to the Group.

Except for the new and amended IFRS Standards as described in note A2, the accounting policies applied by the Group in determining the IFRS financial results in these consolidated financial statements are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2023 as disclosed in the 2023 Annual Report.

Going concern basis of accounting

The Directors have made an assessment of going concern covering a period to 31 March 2026, being at least 12 months from the date these consolidated financial statements are approved. In making this assessment, the Directors have considered both the Group’s current performance, solvency and liquidity and the Group’s business plan taking into account the Group’s principal risks, and the mitigations available to address them, as well as the results of the Group’s stress and scenario testing, as described further in the Risk review section.

Based on the above, the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period to 31 March 2026, being at least 12 months from the date these consolidated financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Company and the Group to continue as a going concern have been identified. The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these consolidated financial statements for the year ended 31 December 2024.

Exchange rates

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD), were:

	Closing rate at year end		Average rate for the year to date
USD : local currency	31 Dec 2024	31 Dec 2023	2024	2023	2022
Chinese yuan (CNY)	7.30	7.09	7.20	7.09	6.73
Hong Kong dollar (HKD)	7.77	7.81	7.80	7.83	7.83
Indian rupee (INR)	85.61	83.21	83.67	82.60	78.63
Indonesian rupiah (IDR)	16,095.00	15,397.00	15,844.88	15,230.82	14,852.24
Malaysian ringgit (MYR)	4.47	4.60	4.58	4.56	4.40
Singapore dollar (SGD)	1.36	1.32	1.34	1.34	1.38
Taiwan dollar (TWD)	32.78	30.69	32.12	31.17	29.81
Thai baht (THB)	34.24	34.37	35.29	34.80	35.06
UK pound sterling (GBP)	0.80	0.78	0.78	0.80	0.81
Vietnamese dong (VND)	25,485.00	24,262.00	25,057.63	23,835.92	23,409.87

Foreign exchange translation

In order to present the consolidated financial statements in USD, the results and financial position of entities not using USD as functional currency (ie the currency of the primary economic environment in which the entity operates) must be translated into USD.

All assets and liabilities of entities not operating in USD are converted at closing exchange rates, while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates. The impact of these foreign exchange translations into the Group’s USD presentation currency is recorded as a separate component in the Statement of comprehensive income. Upon the disposal of the entity, the related cumulative foreign exchange translation differences are recycled from other comprehensive income to the income statement as part of the gain or loss on disposal.

The general principle for converting foreign currency transactions to the functional currency of an entity is to translate at the functional currency spot rate prevailing at the date of the transactions. Foreign currency monetary assets and liabilities are translated at the spot exchange rate for the functional currency at the reporting date. Changes resulting from the foreign exchange translations into the functional currency of the entity are recognised in the income statement.

The consolidated financial statements do not represent Prudential’s statutory accounts for the purposes of the UK Companies Act. These financial statements are based on the prescribed formats. The Group’s external auditors have reported on the 2024, 2023 and 2022 statutory accounts. Statutory accounts for 2023 and 2022 have been delivered to the UK Registrar of Companies and those for 2024 will be delivered following the Company’s Annual General Meeting. The auditor’s reports were (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006.

New accounting pronouncements

The Group has adopted the following amendments in these consolidated financial statements. The adoption of these amendments has had no significant impact on the Group financial statements.

–	Amendments to IAS 1 'Classification of liabilities as current or non-current' issued in January 2020 and October 2022 and ‘Non-current liabilities with covenants’ issued in October 2022;
–	Amendments to IFRS 16 ‘Lease liability in a sale and leaseback’ issued in September 2022; and
–	Amendments to IAS 7 and IFRS 7 ‘Supplier finance arrangements’ issued in May 2023.

Measurement of insurance and reinsurance contracts

IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, reinsurance contracts and investment contracts with discretionary participation features (DPF). It introduces a model that measures groups of contracts based on the Group’s estimates of the present value of future cash flows that are expected to arise as the Group fulfils the contracts, an explicit risk adjustment (RA) for non-financial risk and a contractual service margin (CSM). The process of determining the present value of future cash flows involves a number of estimates and judgements, which are set out below.

Determination of fulfilment cash flows used in the measurement of insurance and reinsurance contract assets and liabilities (impacts $(143.4) billion of net insurance and reinsurance contract balances, excluding those held by joint ventures and associates)

Estimates of future cash flows

The Group’s process for estimating future cash flows incorporates, in an unbiased way, all reasonable and supportable information that is available without undue cost or effort at the reporting date. This information includes both internal and external historical data about claims and other experience, updated to reflect current expectations of future events. As this is a prediction of the future, significant judgement is applied in determining the assumptions that underpin the estimation of future cash flows. These assumptions include, but are not limited to, operating assumptions such as morbidity, mortality, persistency and expenses, and economic assumptions such as risk-free rates and illiquidity premium. Granular assumptions are set at a business unit level. The demographic assumptions are consistent with those used in other metrics such as EEV reporting. The Risk Review included in this Annual Report discusses the insurance and market risks the Group faces and how these risks are mitigated.

When estimating future cash flows, the Group takes into account current expectations of future events (other than those from future legislation or regulatory changes that have not been substantively enacted) that might affect those cash flows.

Cash flows within the boundary of a contract (the Group’s accounting policy on contract boundary is given below) relate directly to the fulfilment of the contract, including those for which the Group has discretion over the amount or timing. These include future premium receipts, payments to (or on behalf of) policyholders, insurance acquisition cash flows and other costs that are incurred in fulfilling contracts.

In relation to reinsurance contracts held, the probability weighted estimates of the present value of future cash flows include the potential credit losses and losses from other disputes to reflect the non-performance risk of the reinsurers.

The sensitivity of shareholder equity and CSM to insurance risks is set out in note C6.2.

Expense assumptions used in future cash flow estimation

Insurance acquisition cash flows (as discussed below) and other costs that are incurred in fulfilling contracts comprise both direct costs and an allocation of fixed and variable overheads incurred by the insurance entities.

The Group projects estimates of future expenses relating to the fulfilment of contracts within the scope of IFRS 17 using current expense levels adjusted for inflation. Costs that are incurred in fulfilling the contracts include, but are not limited to, claims handling costs, policy administration expenses, investment management expenses, income tax and other costs specifically chargeable to the policyholders under the terms of the contracts. Expenses included in estimated future cash flows comprise expenses directly attributable to the groups of contracts, including an allocation of fixed and variable overheads incurred by the insurance entities.

Investment management expenses in relation to the management of the assets backing policyholder liabilities are included in the fulfilment cash flows for business using the variable fee approach (VFA) model, other participating business using the general model and general model non-participating business where the Group performs investment management activities to enhance benefits from insurance coverage for policyholders. The future expenses of internal asset management and other services excludes the projected future profits or losses generated by any non-insurance entities within the Group in providing those services (ie the IFRS results for the life insurance operations in the consolidated financial statements assume that the cost of internal asset management and other services will be that incurred by the Group as a whole, not the cost that will be borne by the insurance business).

Most of the costs incurred by the insurance entities within the Group are considered to be incurred for the purpose of selling and fulfilling insurance contracts and are hence treated as attributable expenses. Cash flows that are not directly attributable to a portfolio of insurance contracts, such as some product development and training costs, are recognised in other operating expenses as incurred.

Determination of fulfilment cash flows used in the measurement of insurance and reinsurance contract assets and liabilities (impacts $(143.4) billion of net insurance and reinsurance contract balances, excluding those held by joint ventures and associates)

Policyholder benefits

The assumptions used to project the cash flows also reflect the actions that management would take over the duration of the projection, the time it would take to implement these actions and any expenses incurred in taking those actions. Management actions encompass, but are not confined to, investment allocation decisions, levels of regular and final bonuses and crediting rates.

For participating contracts, estimated future claim payments include bonuses paid to policyholders determined by reference to the relevant profit-sharing arrangement. For example, for the Group’s with-profits business in Hong Kong, Singapore and Malaysia, asset shares are used to determine payments to policyholders.

Where cash flows from one group of contracts affect, or are affected by, cash flows in other groups of contracts (eg for with-profits business), the fulfilment cash flows for a group include payments arising from the terms of existing contracts to policyholders in other groups and exclude payments to policyholders in the group that have been included in the fulfilment cash flows of another group.

Insurance acquisition cash flows

Insurance acquisition cash flows arise from the activities of selling, underwriting and starting a group of insurance contracts that are directly attributable to the portfolio of contracts to which the group belongs. Insurance acquisition cash flows that are directly attributable to a group of contracts (eg non-refundable commissions paid on issuance of a contract) are allocated to that group and to the groups that will include renewals of those contracts. Bancassurance payments (eg upfront payments to sell insurance contracts to distribution partners) are capitalised under IAS 38 as intangible assets and amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels. The amortisation of the bancassurance intangibles is considered to constitute insurance acquisition cash flows. They generally form part of fulfilment cash flows and are amortised implicitly in line with the coverage unit pattern.

Determining the point of recognition and the boundary of an insurance contract

The point of initial recognition of a group of contracts is the earliest of the premium due date, the date coverage starts and, for an onerous contract, the date the contract is signed and accepted by both parties. There is limited judgement involved in relation to most contracts issued by the Group as the coverage period generally starts from the premium due date.

The contract boundary defines which future cash flows are included in the measurement of a contract. The boundary of the fulfilment cash flows under IFRS 17 is considered to be the point at which the Group both no longer has substantive rights and obligations under the insurance contract to provide services or compel the policyholder to pay premiums.

The contract boundary is assessed at inception and then reassessed only when there are changes in features or circumstances that alter the commercial substance of the contract or when there are changes in the products within a portfolio. The reassessment of the contract boundary for any changes is performed at the end of each reporting period.

For most contracts issued by the Group, there is little judgement involved in determining the contract boundary as either a single premium is received for a contract that is expected to continue for a long period or a guaranteed premium is received for regular premium contracts.

For certain contracts where the premiums are not guaranteed, more judgement is involved in assessing the Group’s substantive rights and obligations. When determining the boundary for these contracts various factors are taken into consideration by the Group such as the Group’s practical ability to terminate or refuse renewal of a contract, the Group’s ability to fully reprice at the individual contract level and whether the Group has the ability to reassess risks at a portfolio level and set a price that fully reflects the risks of that portfolio.

The Group has some immaterial business that is general insurance in nature and which is considered to have a boundary of one year.

Where riders attach to and are not separated from a base contract, the contract boundary is determined based on the component of the contract that has the longest contract boundary.

Future cash flows relating to riders that are not purchased at the inception of the base contract, but are added at a later date, are not included within the contract boundary at initial recognition. As the addition of these riders is the exercise of an option under the contract, it is not considered a contract modification but is instead treated as changes in fulfilment cash flows.

Similar considerations to those applying to underlying insurance contracts apply in determining the contract boundary of groups of reinsurance contracts held. Further detail on reinsurance contracts, including on recognition is set out in note C3.4.

Determination of discount rates
Discount rate and risk-free rate

IFRS 17 enables discount rates to be calculated on a top-down or bottom-up basis. The Group elects to determine discount rates on a bottom-up basis, starting with a liquid risk-free yield curve and adding an illiquidity premium to reflect the characteristics of the insurance contracts.

Risk-free rates are based on government bond yields for all currencies except HKD where risk-free rates are based on swap rates due to the higher liquidity of the HKD swap market. Government bond yields and swap rates are obtained from publicly available data sources. Yield curves are constructed by using a market-observed curve up to a last liquid point and then extrapolating to an ultimate forward rate.

Where cash flows vary based on the return on underlying items, the projected earned rate is set equal to the discount rate. Where stochastic modelling techniques are used, the projected average investment returns are calibrated to be equal to the deterministic discount rate (including the illiquidity premium).

The illiquidity premium is calculated as the yield-to-maturity on a reference portfolio of assets with similar liquidity characteristics to the insurance contracts (in particular, corporate bonds) less the risk-free curve, and an allowance for credit risk.

The allowance for credit risk includes a credit risk premium, which is derived through a lifetime projection of expected bond cash flows, allowing for the cost of downgrades and defaults, a rebalancing rate of projected downgrades and a recovery rate in the event of default. The allowance for credit risk varies by currency ranging between 10 bps and 34 bps at 31 December 2024 (31 December 2023: between 20 bps and 56 bps).

A proportion of the reference portfolio’s illiquidity premium (either 0%, 50% or 100%) is applied to portfolios of insurance contracts reflecting the liquidity characteristics of the insurance contracts. The liquidity characteristics are assessed from the policyholders’ perspective. Consideration is given to the nature of premiums, the level of underwriting, and the surrender and other benefit features of the portfolios. A product’s illiquidity premium is restricted to be no greater than reasonably expected to be earned on the assets backing the insurance contract liabilities, over the duration of the insurance contracts.

The following tables set out the range of yield curves used to discount cash flows of insurance contracts for major currencies. The range reflects the proportion of illiquidity premium applied by business unit and portfolio.

31 Dec 2024%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	1.08 – 1.51	1.42 – 1.85	1.70 – 2.13	1.92 – 2.35	2.03 – 2.46
Hong Kong dollar (HKD)	4.32 – 4.75	4.04 – 4.47	4.09 – 4.52	4.15 – 4.58	4.19 – 4.62
Indonesian rupiah (IDR)	7.13 – 7.51	7.13 – 7.51	7.18 – 7.56	7.27 – 7.65	7.33 – 7.71
Malaysian ringgit (MYR)	3.43 – 3.68	3.65 – 3.90	3.87– 4.12	4.06 – 4.31	4.21 – 4.46
Singapore dollar (SGD)	2.76 – 3.37	2.79 – 3.40	2.89 – 3.50	2.93 – 3.54	2.84 – 3.45
United States dollar (USD)	4.20 – 4.84	4.44 – 5.08	4.66 – 5.30	4.89 – 5.53	5.02 – 5.66

31 Dec 2023%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	2.07 – 2.33	2.41 – 2.67	2.59 – 2.85	2.70 – 2.96	2.76 – 3.02
Hong Kong dollar (HKD)	4.76 – 5.23	3.75 – 4.22	3.76 – 4.23	3.89 – 4.36	3.95 – 4.42
Indonesian rupiah (IDR)	6.47 – 6.96	6.63 – 7.12	6.73 – 7.22	6.94 – 7.43	7.03 – 7.52
Malaysian ringgit (MYR)	3.31 – 3.56	3.67 – 3.92	3.78 – 4.03	4.09 – 4.34	4.33 – 4.58
Singapore dollar (SGD)	3.62 – 4.37	2.67 – 3.42	2.71 – 3.46	2.77 – 3.52	2.74 – 3.49
United States dollar (USD)	4.81 – 5.64	3.86 – 4.69	3.90 – 4.73	4.01 – 4.84	4.36 – 5.19

The sensitivity of shareholder equity and CSM to changes in interest rates (which includes an associated change to the risk discount rate) is set out in note C6.1.

Determination of risk adjustment for non-financial risk
Risk adjustment for non-financial risk

The risk adjustment for non-financial risk reflects the compensation the Group requires for bearing the uncertainty about the amount and timing of the cash flows from non-financial risk as the Group fulfils insurance contracts.

For reinsurance contracts held, the risk adjustment for non‑financial risk represents the amount of risk being transferred by the Group to the reinsurer.

The risk adjustment for non-financial risk is determined by the Group using a confidence level approach. This is implemented through the use of provisions for adverse deviations (PADs) calibrated using non-financial risk distributions and correlation assumptions. The PADs are applied to best estimate assumptions and hence the risk adjustment is calculated on a contract by contract basis.

The Group’s risk adjustment allows for all insurance, persistency and expense risks and operational risks specific to uncertainty in the amount and timing of insurance contract cash flows. Reinsurance counterparty default risk is excluded from the calculation. Diversification is included on a net of reinsurance basis within each insurance entity of the Group. Diversification is not allowed for between entities.

By applying a confidence level technique, the Group estimates the probability distribution of the expected present value of the future cash flows from insurance contracts at each reporting date and calculates the risk adjustment for non-financial risk as the excess of the value at risk at the 75th percentile (the target confidence level) over the expected present value of the future cash flows. The confidence level is calibrated over a one-year period.

Determination of coverage units
Coverage units

The proportion of CSM recognised in profit or loss at the end of each period for a group of contracts is determined as the ratio of:

–

the coverage units in the period; divided by

–

the sum of the coverage units in the period and the present value of expected coverage units in future periods.

The total number of coverage units in a group reflects the quantity of service provided determined by considering the quantity of benefits for each contract and its expected coverage period. The Group defines the quantity of benefits for insurance services as the maximum amount that a policyholder receives when an insured event takes place, for example the sum assured, the annual limit for a medical plan or the present value of a stream of payments. The quantity of benefits is updated each period. Investment related and investment-return services are assumed to be constant over time.

Where there are multiple different services in a group of contracts (for example, both insurance and investment services are provided), the quantities of benefits for the different types of service are combined using weighting factors. These weighting factors are defined as the present value of expected outflows for each type of service, determined at a contract level.

The expected coverage period is the expected duration up to the contract boundary. The expected coverage period of the contracts in a group and the calculation of future coverage units allows for expected decrements (eg deaths and lapses) in each future period using current best estimate assumptions consistent with the best estimate liabilities (BEL) calculation.

The Group elects to allow for the time value of money by discounting future coverage units in the determination of the proportion of CSM recognised in profit or loss.

Determination of coverage units for groups of reinsurance contracts held follows the same principles as for groups of underlying contracts.

Insurance finance income and expenses
Disaggregation between profit or loss and other comprehensive income

IFRS 17 allows an accounting policy choice between:

–

Including insurance finance income or expenses for the period in profit or loss; or

–

Disaggregating insurance finance income or expenses for the period to include in profit or loss an amount determined by a systematic allocation of the expected total insurance finance income or expenses over the duration of the group of contracts, with the balance being included in other comprehensive income.

The Group has not elected to disaggregate insurance finance income and expenses between profit or loss and other comprehensive income.

Risk mitigation
Risk mitigation option

IFRS 17 allows the option in certain circumstances to not recognise a change in the CSM to reflect some or all of the changes in the effect of the time value of money and financial risk on:

–
the amount of the entity’s share of the underlying items if the entity mitigates the effect of financial risk on that amount using derivatives or reinsurance contracts held; and
–
the fulfilment cash flows if the entity mitigates the effect of financial risk on those fulfilment cash flows using derivatives, non-derivative financial instruments measured at fair value through profit or loss, or reinsurance contracts held.

The Group does not utilise the risk mitigation option in its IFRS 17 VFA liability accounting except in connection with a short-term premium prepayment option available on certain participating products in Hong Kong, effective from 1 January 2024, which has had a minor effect on the 2024 income statement.

The effect of accounting estimates made in interim financial statements
Effect of estimates made in interim financial statements

IFRS 17 allows an accounting policy choice as to whether to change the treatment of accounting estimates made in previous interim financial statements when applying IFRS 17 in the annual reporting period.

The Group has elected to allow updates to accounting estimates made in interim financial statements when applying IFRS 17 in the annual reporting period.

Portfolios of insurance contracts that are assets and those that are liabilities, and portfolios of reinsurance contracts that are assets and those that are liabilities, are presented separately in the statement of financial position. Any assets or liabilities recognised for cash flows arising before the recognition of the related group of contracts (including any assets for insurance acquisition cash flows) are included in the carrying amount of the related portfolios of contracts.

Presentation of results before tax attributable to shareholders

Presentation of results before tax attributable to shareholders

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders that distinguishes between tax borne by shareholders and tax attributable to policyholders to support understanding of the performance of the Group.

Profit before tax attributable to shareholders is $2,953 million and compares to profit before tax of $3,239 million as shown in the Consolidated income statement.

Total tax charge for the Group reflects tax that relates to shareholders’ profit and also tax attributable to policyholders through the interest in with-profits or unit-linked funds. Reported IFRS profit before the tax measure is therefore not representative of pre-tax profit attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profit attributable to shareholders, the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholders’ and shareholders’ returns.

Operating segments

Segmental analysis of results and earnings attributable to shareholders
The Group uses adjusted operating profit as the segmental measure of its results.

The basis of calculation of adjusted operating profit is provided in note B1.2. The vast majority of the Group's investments are valued at fair value through profit and loss. Short-term fluctuations in the fair value of investments are only partially offset by the effect of economic changes on insurance contract assets and liabilities and so affect the result for the year. The Group therefore provides additional analysis of results before and after the effects of short-term interest rate and other market fluctuations, together with other items that are of a short-term, volatile or one-off nature.

Operating segments

The Group's operating and reported segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’. There have been no changes to the Group’s operating segments from those reported in the Group’s consolidated financial statements for the year ended 31 December 2023.

Operations and transactions that do not form part of any business unit are reported as ‘Unallocated to a segment’ and generally comprise head office functions.

VFA eligibility assessment

VFA eligibility assessment

The Group applies judgements in assessing the VFA eligibility of contracts. Application of the VFA impacts the calculation of the CSM at the balance sheet date, which in turn impacts the future year’s amortisation recognised in the income statement. Unlike the general measurement model (GMM) approach, the VFA absorbs economic impacts within the CSM, rather than in the profit and loss account.

The total insurance and reinsurance CSM at the balance sheet date is $21,960 million, including joint ventures and associates, and the CSM amortisation (net of reinsurance) recognised in the income statement is $(2,352) million as shown in note C3.3. Approximately 72 per cent of the CSM (including joint ventures and associates and net of reinsurance) at transition to IFRS 17 was calculated under the VFA.

IFRS 17 requires the use of the VFA for insurance contracts with direct participation features, ie substantially investment-related service contracts for which, at inception:

–

the contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items;

–

the entity expects to pay to the policyholder an amount equal to a substantial share of the fair value returns on the underlying items; and

–

the entity expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in fair value of the underlying items.

The following key judgements have been made in assessing VFA eligibility:

Definition of substantial	The term substantial is interpreted to mean greater than 50 per cent.
Contractual terms	In some circumstances contractual terms are implied by customary business practices.
Granularity of assessment

The assessment has been carried out at a contract level. However, to the extent insurance contracts in a group affect the cash flows to policyholders of contracts in other groups (referred to as ‘mutualisation’), eligibility for the VFA has been assessed at the level at which such mutualisation occurs (eg fund level).

Calculation basis	VFA eligibility assessments have been performed on a basis consistent with how the Group measures its realistic expectations, for example when pricing, monitoring or setting returns to policyholders.

Contracts not qualifying for the VFA are accounted for under the GMM or premium allocation approach (PAA). The PAA is not used significantly within the Group.

The measurement model (VFA or GMM) used for key products is set out in note C3.4.

Intangible assets

Carrying value of distribution rights intangible assets

The Group applies judgement to assess whether factors such as the financial performance of the distribution arrangements, or changes in relevant legislation and regulatory requirements indicate an impairment of intangible assets representing distribution rights.

To determine the recoverable amount, the Group estimates the discounted future expected cash flows arising from the cash generating units (CGUs) containing the distribution rights.

Impacts $3,559 million of assets as shown in note C4.2.

Distribution rights relate to bancassurance partnership arrangements for the distribution of products for the term of the contractual agreement with the bank partner, for which an asset is recognised based on fees paid and fees payable not subject to performance conditions. Distribution rights impairment testing is conducted when there is an indication of an impairment.

To assess indicators of an impairment, the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate that an impairment has occurred.

If an impairment has occurred, a charge is recognised in the income statement for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the CGUs to which it is allocated.

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire or cost to develop them and are subsequently carried at cost less amortisation and any accumulated impairment losses. For intangibles other than goodwill, amortisation follows the pattern in which the future economic benefits are expected to be consumed. If the pattern cannot be determined reliably, a straight-line method is applied. For software, the amortisation generally represents the licence period of the software acquired. Amortisation of intangible assets is charged to the Consolidated income statement and allocated between attributable and non-attributable expenses for the Group's insurance entities as shown in note B2. Impairment testing is conducted when there is an indication that the intangible asset may be impaired.

Financial Investments - Valuation

Financial investments – Valuation

Financial investments held at fair value, net of derivative liabilities, excluding those held by joint ventures and associates is $153.9 billion as shown in note C2.2.

Financial investments held at amortised cost represent $5.6 billion of the Group’s total assets.

The Group estimates the fair value of financial investments that are not actively traded using quotations from independent third parties or internally developed pricing models.

The Group holds the majority of its financial investments at fair value through profit or loss. Financial investments held at amortised cost primarily comprise loans and deposits and certain debt securities held by Eastspring.

Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of quoted market prices for exchange-quoted investments or by using quotations from independent third parties such as brokers and pricing services or by using appropriate valuation techniques. Further details are included in note C2.1.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Quoted market prices are used to value investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties such as brokers or pricing services. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C2.1.

If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement, which reflects the price at which an orderly transaction would take place between market participants on the measurement date. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as ‘level 3’ to which valuation techniques are applied and the sensitivity of profit before tax to a change in the valuation of these items, are presented in note C2.2.

The Group uses the trade date method to account for regular purchases and sales of financial assets. The Group holds financial assets in accordance with IFRS 9, whereby, subject to specific criteria, financial instruments are required to be accounted for under one of the following categories based on the way in which the assets are managed in order to generate cash flows and their contractual cash flow characteristics (whether the cash flows represent 'solely payments of principal and interest'):

–	Financial instruments at FVTPL: this comprises primarily instruments that are managed and the performance evaluated on a fair value basis, including liabilities related to net assets attributable to unit holders of consolidated investment funds and policyholder liabilities for investment contracts without DPF. In addition, this includes derivatives. All investments within this category are measured at fair value with all changes thereon being recognised in investment return in the income statement. An option is also available at initial recognition to irrevocably designate a financial instrument as at FVTPL if doing so eliminates or significantly reduces accounting mismatches. The vast majority of the financial investments of the Group are held at FVTPL.
–	Financial instruments at FVOCI under IFRS 9: these instruments are initially recognised at fair value plus attributable transaction costs and are subsequently measured at fair value. Interest and/or dividend income is recognised in the income statement. Unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment based on the expected credit loss approach, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses except for equity securities that have been elected to be designated at FVOCI under IFRS 9, whereby there is no recycling to the profit or loss on derecognition.
–	Financial instruments at amortised cost: these instruments comprise non-quoted investments that have fixed or determinable payments, including loans collateralised by mortgages, deposits and other receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. When assets held at amortised cost are subject to impairment testing based on the expected credit loss approach, estimated future cash flows are compared to the carrying value of the asset. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred. If, in subsequent periods, an impaired loan or receivable recovers in value (in part or in full) and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

New accounting pronouncements not yet effective

The following standards, interpretations and amendments have been issued by the IASB but are not yet effective for the Group in 2024. The Group prepares consolidated financial statements in accordance with IFRS Standards as issued by the IASB and UK-adopted international accounting standards. This is not intended to be a complete list as only those standards, interpretations and amendments that could have an impact on the Group’s consolidated financial statements are discussed.

–	Amendments to IAS 21 ‘Lack of exchangeability’ issued in August 2023 and effective from 1 January 2025;
–	Amendments to IFRS 9 and IFRS 7 ‘Classification and Measurement of Financial Instruments’ issued in May 2024 and effective from 1 January 2026;
–	Annual Improvements to IFRS Accounting Standards - Volume 11 issued in July 2024 and effective from 1 January 2026;
–	Amendments to IFRS 9 and IFRS 7 'Contracts Referencing Nature-dependent Electricity' issued in December 2024 and effective from 1 January 2026; and
–	IFRS 18 ‘Presentation and disclosure in financial statements’ issued in April 2024 and effective from 1 January 2027.

The Group is currently assessing the impact IFRS 18 will have on the presentation and disclosure in the Group’s financial statements. The Group is not expecting the other accounting amendments listed above to have a significant impact on the Group’s financial statements.

Revenue

The Group recognises insurance revenue as it satisfies its performance obligations, ie as it provides services under groups of insurance contracts. The insurance revenue relating to services provided for each period represents the total of the changes in the liability for remaining coverage that relate to services for which the Group expects to receive consideration and comprises the following items:

–	A release of the CSM, measured based on coverage units;
–	Changes in the risk adjustment for non-financial risk relating to current services;
–	Claims and other insurance service expenses for the period expected at the beginning of the year; and
–

Other amounts include the revenue recognised to cover the tax charge attributable to policyholders and other items, for example experience adjustments for premium receipts for current or past services.

In addition, the Group allocates a portion of premiums that relate to recovering insurance acquisition cash flows to each period using the same amortisation factor used to amortise CSM. The Group recognises the allocated amount, adjusted for interest accretion, as insurance revenue and an equal amount as insurance service expenses.

Non-distinct investment components are excluded from insurance revenue and insurance service expenses.

Policy fees charged on investment contracts without DPF for asset management, policy administration fees and Eastspring's asset management fee income are recognised when related services are provided.

Investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments mandatorily classified or designated as fair value through profit or loss (FVTPL) and realised gains and losses (including impairment losses) on items classified at amortised cost and/or fair value through other comprehensive income (FVOCI). Movements in unrealised appreciation or depreciation of securities designated as FVOCI are recorded in other comprehensive income. Interest income is recognised as it accrues. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

Net insurance and reinsurance finance income (expense)

Insurance and reinsurance finance income and expenses comprise changes in the carrying amounts of groups of insurance and reinsurance contracts arising from the effects of the time value of money, financial risk and changes therein. These amounts exclude any such changes for groups of contracts with direct participation features that are allocated to a loss component, and therefore do not adjust CSM and accordingly are included in insurance service expenses. Insurance finance income and expense include changes in the measurement of groups of contracts caused by changes in the value of underlying items (excluding additions and withdrawals). The Group does not disaggregate insurance finance income or expenses between profit or loss and other comprehensive income.

Insurance service expenses

Insurance service expenses arising from insurance contracts are recognised in profit or loss generally as they are incurred. They exclude repayments of investment components and comprise:

–	incurred claims and other insurance service expenses;
–	amortisation of insurance acquisition cash flows;
–	losses on onerous contracts and reversals of such losses;
–

adjustments to the liabilities for incurred claims that do not arise from the effects of the time value of money, financial risk and changes therein, which are recognised in insurance finance income (expense); and

–	impairment losses on assets for insurance acquisition cash flows and reversals of such impairment losses.

Share-based payments

The Company offers discretionary share awards to certain key employees and all-employee share plans in the UK and a number of Asia locations. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these shares held in trusts is shown as a deduction from shareholders’ equity.

Tax

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns, where applicable tax regulation is subject to interpretation, are recognised in full in the determination of the tax charge in the consolidated financial statements, if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders’ profits and on their policyholders’ insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group’s Consolidated income statement, they are presented separately in the Consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 ‘Income Taxes’ does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Earnings per share

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, divided by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. No adjustment is made if the impact is anti-dilutive overall.

Derivatives and hedging

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures to facilitate efficient portfolio management and for investment purposes.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IFRS 9. The Group has no net investment, fair value or cash flow hedges under IFRS 9 at 31 December 2024 and 2023, respectively. All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

Derecognition of financial assets and liabilities

Derecognition of financial assets and liabilities

The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

Reverse repurchase agreements, securities lending and repurchase agreements

The Group is party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position but the right to receive the cash paid is recognised as deposits.

The Group is also party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. To the extent cash collateral is received it is recognised on the statement of financial position with the obligation to repay the cash paid recognised as a liability. Other collateral is not recognised.

Business combinations

Business combination

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired business is recorded as goodwill. The Group chooses the full goodwill method or the partial goodwill method to calculate goodwill on an acquisition-by-acquisition basis. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred and not included in goodwill. Income and expenses of acquired businesses are included in the income statement from the date of acquisition.

Where the Group writes a put option, which if exercised triggers the purchase of non-controlling interests as part of its business acquisition, the put option is recognised as a financial liability at the acquisition date. Where risks and rewards remain with the non-controlling interests, a corresponding amount is deducted from equity. Any subsequent changes to the carrying amount of the put option liability are also recognised within equity.

Goodwill

Goodwill

Goodwill is capitalised and carried on the Consolidated statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication that the goodwill may be impaired.

Goodwill shown on the Consolidated statement of financial position represents amounts allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses.

Borrowings

Although initially recognised at fair value (net of transaction costs), borrowings are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or, for hybrid debt, over the expected life of the instrument.

Share capital, share premium and own shares

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

Property, plant and equipment

Property, plant and equipment comprise Group occupied properties and tangible assets. Property, plant and equipment also includes right-of-use assets for operating leases of properties occupied by the Group and leases of equipment and other tangible assets. Property, plant and equipment, including the right-of-use assets under operating leases, are generally held at cost less cumulative depreciation calculated using the straight-line method, and impairment charge. Owner occupied properties held by the Group's Singapore business that are underlying items of direct participating contracts are measured at fair value following the adoption of IFRS 17.

Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met:

–	It has power over an investee;
–	It is exposed to, or has rights to, variable returns from its involvement with the investee; and
–	It has the ability to use its power over the investee to affect its own returns.

(a)    Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group’s subsidiaries are corporate entities.

The Group performs a reassessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity, it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity with no control over the entity, the investments are carried at fair value within financial investments in the Consolidated statement of financial position.

Entities consolidated by the Group include qualifying partnerships as defined under the UK Partnerships (Accounts) Regulations 2008 (the ‘Partnerships Act’). The Group’s limited partnership has taken advantage of the exemption under regulation 7 of the Partnerships Act from the financial statement requirements. This is under regulations 4 to 6 of the Partnership Act, on the basis that the limited partnership is consolidated in these financial statements.

(b)    Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group’s share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence but does not control. Generally, it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of an entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates using the equity method of accounting. The Group’s share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in joint ventures and associates held by the Group’s insurance or investment funds, including collective investment schemes which, as allowed by IAS 28 ‘Investments in Associates and Joint Ventures’, are carried at FVTPL.

(c)    Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in both consolidated and unconsolidated structured entities including investment vehicles such as collective investment schemes, collateralised debt obligations, mortgage-backed securities and similar asset-backed securities.

Collective investment schemes

The Group invests in collective investment schemes, that invest mainly in equities, bonds, cash and cash equivalents and properties. In assessing control under IFRS 10 ‘Consolidated Financial Statements’, the Group determines whether it is acting as principal or agent and the variable returns from its involvement with these entities. The Group’s percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors.

Where the entity is managed by a Group asset manager:

–	Where the Group’s ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity;
–

Where the Group’s ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group’s involvement in the entity are considered, including the rights to any fees earned by the asset manager, in forming a judgement as to whether the Group has control over the entity; and

–	Where the Group’s ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity.

Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group’s ability to direct an entity, the Group considers its ability relative to other investors.

Where the Group is deemed to control an entity, it is treated as a subsidiary and is consolidated, with the interests of investors other than the Group being classified as liabilities, and presented within ‘Net asset value attributable to unit holders of consolidated investment funds’.

Where the Group does not control these entities (where the Group is deemed to be acting as an agent under IFRS 10) and they do not meet the definition of associates, they are carried at FVTPL within financial investments in the Consolidated statement of financial position.

Where the Group’s asset manager sets up investment funds as part of its asset management operations, unless the Group also participates in the ownership holding of the entities, the Group’s interest is limited to the fees charged to manage the assets of such entities. With no participation in ownership holding of these entities, the Group does not retain risks associated with investment funds. For these investment funds, the Group is not deemed to control the entities but deemed to be acting as an agent.

The Group generates returns and retains the ownership risks in these investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group’s exposure to the variability of returns and the scope of the Group’s ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases, the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles’ activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments and does not have any further exposure to the residual risks or losses of the investments or the vehicles in which it holds investments. Accordingly, the Group does not have power over the relevant activities of such vehicles and all are carried at FVTPL within financial investments in the Consolidated statement of financial position.

Prudential plc
Accounting policies
Basis of preparation and exchange rates
1	Basis of preparation

The financial statements of the Parent Company, which comprise the profit and loss accounts, statement of financial position, statement of changes in equity, statement of cash flows and related notes, are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’) and Part 15 of the Companies Act 2006.

In preparing these financial statements, the Company applies the recognition, measurement and disclosure requirements in accordance with international accounting standards adopted for use in the UK but makes amendments where necessary, in order to comply with the Companies Act 2006.

The accounting policies set out in note 2 below have been applied consistently to both years presented in these financial statements. The Company and the Group manage cash resources, remittances and financing primarily in USD. Accordingly, the functional and presentational currency of the Company is USD.

On the basis of the assessment of going concern for the Company and the Group as set out in note A1 to the consolidated financial statements, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these financial statements for the year ended 31 December 2024.

Investments in and amounts owed by subsidiary undertakings

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment. Investments are assessed for indicators of impairment, and if any are identified, any impairment is assessed by comparing the net assets and value in use of the subsidiary undertakings with the carrying value of the investments.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost less expected credit losses, which are determined using the expected credit loss approach under IFRS 9.

Financial instruments

Financial instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as FVTPL, all financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of defaults on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loans either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date, when held, the expected credit loss has been determined with reference to the historical experience of loans with equivalent credit characteristics.

Share-based payments

Share-based payments

The Group offers share awards and option plans for certain key employees and a Save As You Earn (SAYE) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

Tax

Tax

Current tax recoverable (payable) recognised in the balance sheet is measured at the amount expected to be recovered from (paid to) relevant tax authorities in accordance with the provisions of IAS 12 'Income Taxes'.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12.

The Company has applied the IAS 12 paragraph 4A mandatory exemption from recognising and disclosing information on the associated deferred tax assets and liabilities related to Pillar Two income taxes at 31 December 2024. For further details of the impact of Pillar Two income taxes, refer to note B3 to the Group IFRS consolidated financial statements.

Dividends

Dividends

Interim dividends are recorded in the year in which they are paid.

Cash and scrip dividends are initially recorded in the statement of changes in equity as a deduction from retained earnings, at the value of the cash paid, or the cash equivalent to the scrip dividend. For scrip dividends settled by a new issue of shares the deduction from retained earnings is subsequently reversed and an amount equal to the nominal value of shares issued is transferred to share capital from share premium or the capital redemption reserve.

Foreign currency translation

Foreign currency translation

Transactions not denominated in the Company’s functional currency, USD, are initially recorded at the rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.